Government Grants	12 Months Ended
Dec. 31, 2021
Disclosure of Government Grants [Abstract]
GOVERNMENT GRANTS
11	GOVERNMENT GRANTS

	2021	2020
	USD	USD

At 1 January	-	-
Received during the year	2,336,517	-
Amount recognized in the statement of profit or loss	(2,546,360)	-
At 31 December	209,843	-

	2021	2020
	USD	USD

Current assets	601,612	-
Non-current liabilities	(310,163)	-
Current liabilities	(81,606)	-
	209,843	-

The Company entered into an agreement with Abu Dhabi Investment Office (ADIO) a government entity established in Abu Dhabi on December 23, 2020 in order for the latter to move its regional and global headquarters to Abu Dhabi including R&D center where a subsidiary has been incorporated and registered in the Abu Dhabi Global Market, and to create a skilled-employment opportunities and ensure a positive social and economic impact on the Emirate of Abu Dhabi. ADIO will make available the financial incentives to the Company as part of the agreement.

Government grants have been received for the payment of salaries and salaries related expenses as well as purchases of certain items of property and equipment.

There are no unfulfilled conditions or contingencies attached to these grants.

As of December 31, 2021 the company had a grant receivable of USD 601,612 which was received in February 2022.